PAYROLL AND RELATED BENEFITS - Payroll and Related Benefits Income Statement Presentation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payroll And Related Benefits
Cost of sales	R$ 2,510.4	R$ 2,247.9	R$ 2,175.1
Distribution expenses	1,396.3	1,286.8	1,130.4
Sales and marketing expenses	1,504.8	1,480.9	1,333.7
Administrative expenses	1,798.7	1,699.1	1,089.2
Net finance costs	107.8	115.6	44.1
Other operating (income)/expenses, net	1.5	0.0	2.2
Exceptional items	43.6	68.2	65.9
Total	R$ 7,363.1	R$ 6,898.5	R$ 5,840.6